Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
The following table reconciles the income tax benefit at statutory rates to the actual income tax expense recorded (in thousands):

	Year Ended December 31,
	2018	2017	2016
Income tax benefit at federal statutory income tax rate	$534	$3,665	$4,068
State income tax expense, net of federal income tax benefit	804	(388)	(180)
Income passed through to common unit holders and noncontrolling interests	(36)	(2)	(2,985)
Permanent differences	(66)	(201)	(1,410)
Valuation allowance	8,887	(12,725)	(407)
Effect of the Tax Cuts and Jobs Act	—	(303)	—
Other	241	231	134
Total income tax (expense) benefit	$10,364	$(9,723)	$(780)

Schedule of Components of Income Tax Expense (Benefit)
The components of income tax (expense) benefit are as follows (in thousands):

	Year Ended December 31,
	2018	2017	2016
Current:
Federal	$(439)	$(3,305)	$(2,578)
Foreign	(437)	(47)	—
State	(1,000)	(369)	(277)
Total current	(1,876)	(3,721)	(2,855)
Deferred:
Federal	10,646	(5,854)	2,023
Foreign	—	—	—
State	1,594	(148)	52
Total deferred	12,240	(6,002)	2,075
Total income tax (expense) benefit	$10,364	$(9,723)	$(780)

Schedule of Deferred Tax Assets and Liabilities
At December 31, 2018 and 2017, our net deferred tax asset (liability) and related valuation allowance on the consolidated balance sheets, consisted of the following (in thousands):

	December 31,
	2018	2017
Prepaid expenses	$(274)	$(218)
Investments in unconsolidated entities and joint ventures	(488)	12,529
Capitalized acquisition costs	4,030	1,652
Deferred compensation	2,462	4,285
Accrued expenses	757	851
Equity-based compensation	6,282	3,877
Furniture fixtures and equipment	(3,418)	(643)
Intangibles	(41,931)	860
Deferred revenue	2,189	629
Net operating loss	2,835	1,265
Deferred tax asset	(27,556)	25,087
Valuation allowance	(3,950)	(25,087)
Net deferred tax asset (liability)	$(31,506)	$—